Stockholders' Equity (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2020 JPY (¥)
Minimum required net assets after distribution of dividends	¥ 3
Required appropriation to legal reserve, percentage	10.00%
Percentage of common stock, percentage which precludes appropriation	25.00%
Common stock
Portion of proceeds credited to capital stock, minimum under Companies Act	50.00%